Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
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Trade and Other Receivables

10.	Trade and Other Receivables

All trade and other receivables are short-term and due within 1 year.

	Balance per December 31
	2017	2016
	(euros in thousands)
Trade receivables	1,594	205
Unbilled receivables	710	—
VAT receivable	582	782
Prepaid general expenses	427	382
Prepaid pension costs	838	463
Prepaid share issuance costs	—	230
Interest bank	170	32
Other receivables	92	154

	4,413	2,248

Trade and unbilled receivables relate primarily to invoicing for cost reimbursements relating to the Incyte collaboration and license agreement and the ONO research and license agreement. VAT receivable relates to value added tax receivable from the Dutch tax authorities based on the tax application for the fourth quarter of 2017.

Prepaid expenses reflected above in the form of prepaid general expenses, prepaid pension costs and prepaid share issuance costs consist of expenses that were paid during the reporting period, but are related to activities taking place in the subsequent year.